Leases - Components of lease cost (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Component of lease cost
Operating lease cost	$ 70,502	$ 14,255
Short-term lease cost	8,425
Total lease cost	$ 78,927	$ 14,255